INCOME TAX EXPENSE - Detailed components of the net deferred tax assets and liabilities (Details) - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities	R (601.8)	R (562.0)
Gross deferred tax assets	164.4	190.7
Net deferred tax liabilities	(437.4)	(371.3)	R (265.1)
Property, plant and equipment (excluding unredeemed capital allowances) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	(537.6)	(494.4)
Environmental rehabilitation obligation funds [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax assets	105.6	124.5
Net deferred tax liabilities	(63.3)	(60.2)
Other provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax assets	49.3	46.7
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax assets	4.6	14.3
Estimated tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax assets	4.1	4.1
Estimated unredeemed capital allowances [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax assets	0.8	1.1
Other investments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	R (0.9)	R (7.4)